Leases - Schedule of Maturities of Lease Liabilities (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
2025	¥ 0	¥ 1,933
2026	645	788
2027	361	0
Total undiscounted lease payments	1,006	2,721
Less: imputed interest	(34)	(60)
Total present value of lease liabilities	¥ 972	¥ 2,661